Consolidated Statements of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income (loss)		$ 1,599	$ 607	$ 415
Other comprehensive income (loss), net of tax:
Change in net investment hedge		(190)	(214)	68
Change in fair value cash flow hedges	[1]		2	(4)
Change in foreign currency translation adjustment		131	140	(27)
Change in net actuarial gain (loss)		31	(66)	10
Change in net unrealized gains (losses) available-for-sale securities		(1)	1
Total other comprehensive income (loss)		(29)	(137)	47
Total comprehensive income (loss)		1,570	470	462
Less: Comprehensive income (loss) attributable to non-controlling interests		73	68	67
Total comprehensive income (loss) attributable to stockholders		$ 1,497	$ 402	$ 395

[1]	Reclassification adjustments included in Cost of revenue in the Consolidated Statements of Operations.